Summary of Significant Accounting Policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2022
Information technology assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Land improvements and buildings | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Land improvements and buildings | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Office improvements and buildings | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Office improvements and buildings | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Refining equipment | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Refining equipment | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Other | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years